Schedule I - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Total assets	$ 118,145	$ 124,010	$ 116,410
Members' equity
Additional paid in capital	2,657	2,257	1,499
Retained earnings	22,997	16,309	8,982
Total members' equity attributable to AdTheorent Holding Company, LLC members	68,987	61,899	53,814
Total liabilities and members' equity	118,145	124,010	116,410
Parent Company [Member]
ASSETS
Investment in subsidiaries		65,832	57,500
Total assets		65,832	57,500
LIABILITIES AND MEMBERS' EQUITY
Intercompany payables to subsidiaries		3,933	3,686
Members' equity
Additional paid in capital		2,257	1,499
Retained earnings		16,309	8,982
Total members' equity attributable to AdTheorent Holding Company, LLC members		61,899	53,814
Total liabilities and members' equity		65,832	57,500
Class A Common Units [Member]
Members' equity
Common Unit, Issuance Value	26,000	26,000	26,000
Class A Common Units [Member] | Parent Company [Member]
Members' equity
Common Unit, Issuance Value		26,000	26,000
Class B Common Units [Member]
Members' equity
Common Unit, Issuance Value	$ 17,333	17,333	17,333
Class B Common Units [Member] | Parent Company [Member]
Members' equity
Common Unit, Issuance Value		17,333	$ 17,333
Class C Common Units [Member] | Parent Company [Member]
Members' equity
Common Unit, Issuance Value		$ 0